Note 3 - Accrued Expenses and Other Current Liabilities (Details Textual) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable, Current	$ 2,008,000	$ 2,095,000	$ 1,364,000
Related Party [Member]
Accounts Payable, Current	$ 64,000	$ 64,000